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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OneBeacon Insurance Group, Ltd.
                 -------------------------------
   Address:      601 Carlson Parkway
                 -------------------------------
                 Minnetonka, Minnesota 55305
                 -------------------------------
                 U.S.A.
                 -------------------------------

Form 13F File Number:    028-12951
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann Marie Andrews
         -------------------------------
Title:   Chief Accounting Officer
         -------------------------------
Phone:   (781) 332-7000
         -------------------------------

Signature, Place, and Date of Signing:

       /s/   Ann Marie Andrews        Canton, Massachusetts   November 12, 2008
   -------------------------------    ---------------------   -----------------
           [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    No.       Form 13F File Number         Name

    1.        028-04685                    Prospector Partners, LLC


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   31
                                        --------------------

Form 13F Information Table Value Total:               31,282
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28 - N/A                     Copley Square Capital Management, LLC

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------

Alcoa                     Com              013817101   338,700    15,000                                x                x
American INTL Group Inc   Com              026874107    66,600    20,000                                x                x
Automatic Data Proc       Com              053015103   855,000    20,000                                x                x
Bank New York Mellon      Com              064058100 1,791,900    55,000                                x                x
Cardinal Health Inc Ohio  Com              14149Y108   246,400     5,000                                x                x
Colgate Palmolive         Com              194162103 1,883,750    25,000                                x                x
CVS Caremark Corp         Com              126650100 2,019,600    60,000                                x                x
Embraer Empresa Bras ADR  ADR              29081M102   270,100    10,000                                x                x
Goldman Sachs Group Inc.  Com              38141G104   640,000     5,000                                x                x
Hartford Finl Svcs Group  Com              416515104   819,800    20,000                                x                x
Honda Motor ADR New       AMERN SHS        438128308 1,204,400    40,000                                x                x
Honeywell Intl Inc Del    Com              438516106 2,160,600    52,000                                x                x
Illinois Tool Works Inc   Com              452308109 1,778,000    40,000                                x                x
Kraft Foods Inc VA CL A   CL A             50075N104   818,750    25,000                                x                x
L-3 Communications Hldgs  Com              502424104 2,458,000    25,000                                x                x
Marathon Oil Corp         Com              565849106 1,196,100    30,000                                x                x
Monsanto Co New Del Com   Com              61166W101   989,800    10,000                                x                x
Nucor Corporation         Com              670346105 1,185,000    30,000                                x                x
Patriot Coal Corp         Com              70336T104    29,050     1,000                                x                x
Peabody Energy Corp Com   Com              704549104   675,000    15,000                                x                x
Petrleo Bras VTG SPD ADR  ADR              71654V408   439,500    10,000                                x                x
Plum Creek Timber Co Inc  Com              729251108 1,246,500    25,000                                x                x
Safeway Inc New           Com              786514208   237,200    10,000                                x                x
Staples Inc               Com              855030102   450,000    20,000                                x                x
TJX Cos Inc New           Com              872540109 1,526,000    50,000                                x                x
Toronto Dominion Bank     Com              891160509   609,900    10,000                                x                x
United Techs Corp Com     Com              913017109   900,900    15,000                                x                x
Wellpoint Inc             Com              94973V107 1,169,250    25,000                                x                x
Weyerhaeuser Co           Com              962166104   605,800    10,000                                x                x
Yum Brands Inc            Com              988498101 1,304,400    40,000                                x                x
3M Company                Com              88579Y101 1,366,200    20,000                                x                x